Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 40,959	$ 45,896
Fair value | Fair value, inputs, level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year, Fair Value	$ 46,965	$ 56,237